OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Operating lease liability	$ 315,207
Future lease payments	322,806
Occupancy expense	$ 213,185	$ 101,702
August 1, 2019 [Member]
Lease area | ft²	746
Operating lease term	2 years 4 months 24 days
Lease renew term	2 years 9 months 18 days
Lease and rental expenses	$ 728,586
Lease payments	$ 86,811